Note 5 - Preferred Shares - Key Assumptions (Details) $ / shares in Units, $ in Millions		6 Months Ended
	Mar. 16, 2017 USD ($) $ / shares	Jun. 30, 2017 $ / shares
Statement Line Items [Line Items]
Fair value of embedded derivative per share (in dollars per share)	$ 3.23
PWERM assumptions [member]
Statement Line Items [Line Items]
Time to exit (in years) (Year)	182 days
PWERM assumptions [member] | Top of range [member]
Statement Line Items [Line Items]
Range of exit multiples	4.1
Monte Carlo assumptions [member]
Statement Line Items [Line Items]
Starting equity value (in millions of $) | $	$ 298.1
Volatility	74.00%
Monte Carlo assumptions [member] | Weighted average [member]
Statement Line Items [Line Items]
Time to exit (in years) (Year)	273 days
Series A preferred shares [member]
Statement Line Items [Line Items]
Fair value of embedded derivative per share (in dollars per share)		$ 12.56
Series B preferred shares [member]
Statement Line Items [Line Items]
Fair value of embedded derivative per share (in dollars per share)		4.70
Series C preferred shares [member]
Statement Line Items [Line Items]
Fair value of embedded derivative per share (in dollars per share)		$ 3.12
Series C preferred shares [member] | PWERM assumptions [member] | Bottom of range [member]
Statement Line Items [Line Items]
Range of exit multiples		3.4